Material Accounting Policies and Judgments (Tables)	12 Months Ended
Mar. 31, 2024
Accounting policies, accounting estimates and errors [Abstract]
Principal Subsidiaries
The Company’s principal subsidiaries during the year ended March 31, 2024 are as follows:

Major subsidiaries	Percentage Ownership	Functional Currency
Aurora Cannabis Enterprises Inc. (“ACE”)	100%	Canadian Dollar
Aurora Deutschland GmbH (“Aurora Deutschland”)	100%	European Euro
TerraFarma Inc.	100%	Canadian Dollar
Whistler Medical Marijuana Corporation (“Whistler”)	100%	Canadian Dollar
Bevo Agtech Inc. (“Bevo”)	50.1%	Canadian Dollar
CannaHealth Therapeutics Inc.	100%	Canadian Dollar
ACB Captive Insurance Company Inc.	100%	Canadian Dollar
Indica Industries Pty Ltd. (“MedReleaf Australia”)	100%	Australian Dollar

Revisions of Previously Issued Financial Statements
The following is the revision to the ending deficit for the year ended June 30, 2022:

	June 30, 2022 As previously reported	Adjustments	June 30, 2022 Adjusted
Consolidated Statements of Financial Position
June 30, 2022
Deficit	(6,038,275)	3,411	(6,034,864)

The following is a summary of the impacts to the statement of financial position, the statement of comprehensive loss, and the statement of cash flows for the year ended March 31, 2023:

	March 31, 2023 As previously reported	Adjustments	March 31, 2023 Adjusted
Consolidated Statements of Financial Position
March 31, 2023
Accounts payable and accrued liabilities	75,825	(4,568)	71,257
Deficit	(6,296,833)	4,568	(6,292,265)

	Nine months ended March 31, 2023 As previously reported(1)	Adjustments	Nine months ended March 31, 2023 Adjusted
Condensed Consolidated Interim Statements of Loss and Comprehensive Loss
March 31, 2023
Cost of sales	150,835	(1,157)	149,678

Gross profit (loss) before fair value adjustments	24,133	1,157	25,290
Gross profit	775	1,157	1,932

Income before income taxes and discontinued operations	(221,532)	1,157	(220,375)
Net loss from continuing operations	(206,295)	1,157	(205,138)
Net loss from continuing operations attributable to Aurora shareholders	(198,997)	1,157	(197,840)
Comprehensive loss	(206,939)	1,157	(205,782)
Loss per share - basic and diluted(2)	$(6.17)	$0.04	$(6.13)
Continuing operations	$(5.49)	$0.04	$(5.45)
Discontinued operations	$(0.68)	$—	$(0.68)
(1) Amounts before impacts of discontinued operations (Note 11).
(2) As described under Note 2(a) in the Consolidated Financial Statements, comparative information has been adjusted due to 1:10 reverse stock split.

	Nine months ended March 31, 2023 As previously reported(1)	Adjustments	Nine months ended March 31, 2023 Adjusted
Consolidated Statements of Cash Flows
March 31, 2023
Net income (loss) from continuing operations	$(206,295)	$1,157	$(205,138)
Changes in non-cash working capital	$(25,116)	$(1,157)	$(26,273)
Net cash used in operating activities	$(115,821)	$—	$(115,821)
(1) Amounts before impacts of discontinued operations (Note 11).